OTHER EXPENSES (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impairment Restructuring And Others [Abstract]
Impairment of long-lived assets		$ 361	$ 387	$ 524
Contingent Consideration		(399)	20	(36)
Acquisition costs		211	13	27
Restructuring		183	246	201
Other expenses		(23)	24	0
Total		1,131	650	788
Impairment [Line Items]
Impairment of intangible assets		265	224	393
Impairment of Intangible Assets, Finite-lived		361	227	233
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill		108	166	625
Impairment charge during the year on property, plant and equipment		96	163	61
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1		399	$ (20)	$ 36
Pro-Rata Currency Translation Adjustments		24
Mylan [Member]
Impairment Restructuring And Others [Abstract]
Contingent Consideration	$ (105)
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 105
currentMarketAndSupplyChainConditions [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived		132
MDT-637 [Member]
Impairment [Line Items]
ImpairmentOfIntangibleAssetsIndefinitelivedExcludingGoodwill		102
FDA Approval Of Bendata [Member]
Impairment Restructuring And Others [Abstract]
Contingent Consideration		(63)
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1		63
TEV 48125 [Member]
Impairment Restructuring And Others [Abstract]
Contingent Consideration		(311)
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1		311
Synribo [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived		133
Mesoblast [Member]
Impairment [Line Items]
OtherAssetImpairmentCharges		$ 171